Derivatives	6 Months Ended
Jun. 30, 2018
Disclosure of detailed information about hedges [Abstract]
Derivatives

26. DERIVATIVES

(1) Derivative assets and derivative liabilities are as follows (Unit: Korean Won in millions):

	June 30, 2018
	Nominal amount	Assets		Liabilities
		For fair value hedge	For trading	For cash flow hedge	For fair value hedge	For trading
Interest rate:
Futures	272,778	—	—	—	—	—
Swaps	143,307,983	12,395	218,551	—	34,540	232,719
Purchase options	660,000	—	10,897	—	—	—
Written options	785,000	—	—	—	—	11,731
Currency:
Futures	371,529	—	—	—	—	—
Forwards	80,082,126	—	1,200,200	—	—	1,164,623
Swaps	56,427,354	—	806,790	32,965	—	750,377
Purchase options	2,635,551	—	36,079	—	—	—
Written options	4,651,496	—	—	—	—	49,352
Equity:
Futures	124,009	—	—	—	—	—
Swaps	435,790	—	3,021	—	—	4,542
Purchase options	4,272,150	—	115,210	—	—	—
Written options	5,661,146	—	—	—	—	163,966
Others:
Futures	965	—	—	—	—	—
Forward	5,618	—	—	—	—	—
Swaps	8,081	—	463	—	—	440

Total	299,701,576	12,395	2,391,211	32,965	34,540	2,377,750

	December 31, 2017
	Nominal amount	Assets		Liabilities
		For fair value hedge	For trading	For cash flow hedge	For fair value hedge	For trading
Interest rate:
Futures	75,845	—	—	—	—	—
Swaps	130,197,378	59,272	223,935	—	12,103	253,972
Purchase options	630,000	—	12,346	—	—	—
Written options	795,000	—	—	—	—	12,869

	December 31, 2017
	Nominal amount	Assets		Liabilities
		For fair value hedge	For trading	For cash flow hedge	For fair value hedge	For trading
Currency:
Futures	318,217	—	—	—	—	—
Forwards	72,526,956	—	1,314,368	—	—	1,375,799
Swaps	48,176,306	—	1,352,924	55,651	—	1,347,905
Purchase options	2,291,154	—	64,267	—	—	—
Written options	4,038,237	—	—	—	—	58,687
Equity:
Futures	91,436	—	—	—	—	—
Swaps	15,000	—	103	—	—	10
Purchase options	5,060,706	—	146,775	—	—	—
Written options	4,504,290	—	—	—	—	99,770
Others:
Futures	—	—	—	—	—	—
Swaps	7,805	—	1,057	—	—	1,037
Purchase options	—	—	—	—	—	—
Written options	5,000	—	—	—	—	100

Total	268,733,330	59,272	3,115,775	55,651	12,103	3,150,149

Derivatives held for trading are classified into financial assets at FVTPL (Note 7) and financial liabilities at FVTPL (Note 20), and derivatives held for hedging are presented as a separate line item in the consolidated statements of financial position.

(2)	Overview of the Group’s hedge accounting

1)	Fair value hedge

As of the current period end, the Group has applied fair value hedge on fixed interest rate foreign currency denominated debentures amounting to 3,150,145 million Won. The purpose of the hedging is to avoid fair value volatility risk of fixed interest rate foreign currency denominated debentures derived from fluctuations of market interest rate, and as such the Group entered into interest rate swap agreements designated as hedging instruments.

The Group entered into interest rate swap agreements to manage its exposure to interest rate risk and designated as hedging instruments. Pursuant to the interest rate swap agreement, hedge ratio is determined by matching the nominal value to the face value of the hedging instrument.

In this hedging relationship, only the market interest rate fluctuation, which is the most significant part of the fair value change of the hedged item, is designated as the hedged risk, and other risk factors including credit risk are not included in the hedged risk. Therefore, the ineffective portion of the hedge could arise from fluctuations in the timing of the cash flow of the hedged item, the change in the total amount and price of the hedged item, or significant credit risk fluctuation of either party of the hedged item.

The interest rate swap agreements and the hedged items are subject to fluctuations in the underlying market rate of interest and the Group expects the value of the interest rate swap contract and the value of the hedged item to generally change in the opposite direction.

The fair value of the interest rate swap at the end of the reporting period is determined by discounting future cash flows estimated using the yield curve at the end of the reporting period and the credit risk embedded in the contract and the average interest rate is determined based on the outstanding balance at the end of the reporting period. The variable interest rate applied to the interest rate swap is USD Libor 3M (6M) plus spread. In accordance with the terms of each interest rate swap contract designated as a hedging instrument, the Group receives interest at a fixed interest rate and pays interest at a variable interest rate.

2)	Cash Flow Hedge

As of the current period end, the Group has applied Cash Flow hedge on foreign currency denominated bonds amounting to 724,487 million Won. The Group’s objectives of hedging are to (1) Mitigate risks of cash flow fluctuation from principal and interest of variable interest rate debentures denominated in foreign currency, which arise from changes in foreign exchange rate and market interest rate; and (2) Mitigate the risks of cash flow fluctuation from principal and interest of fixed-interest rate debentures denominated in foreign currency, which arise from changes in foreign exchange rates. The Group has designated foreign currency swap contracts as hedging instruments in order to achieve such objectives.

(3)	The nominal amounts of the hedging instrument as of June 30, 2018 are as follows (Unit: USD, SGD):

	1 year or less	1 year to 5 years	More than 5 years	Total
Fair value hedging derivatives
Interest rate risk
Interest rate swap (USD)	500,000,000	1,350,000,000	1,000,000,000	2,850,000,000
Cash flow hedge
Foreign currencies translation risk and interest rate risk
Currency swap (USD)	50,000,000	450,000,000	—	500,000,000
Foreign currencies translation risk
Currency swap (SGD)	—	204,000,000	—	204,000,000

(4)	The average interest rate and average currency rate of the hedging instrument as of June 30, 2018 are as follows:

Average interest rate and average currency rate
Fair value hedging derivatives
Interest rate risk
Interest rate swaps (USD)	Fixed 3.98% receipt and 3.96% floating paid
Cash flow hedge
Foreign currencies translation risk and interest rate risk
Currency swap (USD)	USD 2.65% receipt, KRW 1.71% paid, USD/KRW = 1,173 Won
Foreign currencies translation risk
Currency swap (SGD)	SGD 1.91% receipt, KRW 1.98% paid, SGD/KRW = 828 Won

(5)	The amounts related to items designated as hedging instruments as of June 30, 2018 are as follows (Unit: Korean Won in millions, USD, SGD):

		Carrying amounts of the hedging instrument		Line item in the statement of financial position where the hedging instrument is located
	Nominal amounts of the hedging instrument	Assets	Liabilities		Changing in fair value used for calculating hedge ineffectiveness
Fair value hedge
Interest rate risk
Interest rate swaps	USD2,850,000,000	12,395	34,540	Derivative assets, Derivative liabilities	(62,246)
Cash flow hedge
Foreign currencies translation risk and interest rate risk
Currency swap	USD500,000,000	—	27,594	Derivative liabilities	22,013
Foreign currencies translation risk
Currency swap	SGD204,000,000	—	5,372	Derivative liabilities	672

(6)	Details of carrying amount to hedged and amount adjusted due to hedge accounting as of June 30, 2018 are as follows (Unit: Korean won in millions):

	Carrying amounts of the hedging item		Accumulated amount of fair value hedge adjustments on the hedged item included in the carrying amount of the hedged item		Line item in the statement of financial position in which the hedged item is included	Changing in fair value used for calculating hedge ineffectiveness	Cash flow hedge reserve (*)
	Assets	Liabilities	Assets	Liabilities
Fair value hedging
Interest rate risk
Debenture	—	3,150,145	—	60,732	Debentures	66,455	—
Cash flow hedge
Foreign currencies translation risk and interest rate risk
Debenture	—	558,258	—	—	Debentures	(21,725)	(1,665)
Foreign currencies translation risk
Debenture	—	166,229	—	—	Debentures	(505)	(3,770)

(*)	Amount after tax deduction

(7)	Amounts recognized in profit or loss due to the ineffective portion of fair value hedges during the current period are as follows (Unit: Korean Won in millions):

		Hedge ineffectiveness recognized in profit or loss	Line item in the profit that includes hedge ineffectiveness
Fair value hedge	Interest rate risk	4,209	Other net operating income

(8)	Reclassification of profit or loss from other comprehensive income and equity related to cash flow hedges is as follows (Unit: Korean Won in millions):

		Changes in the value of hedging instruments recognized in cash flow hedge reserve	Hedge ineffectiveness recognized in profit or loss	Line item in the profit or loss that includes hedge ineffectiveness	Amounts reclassified from cash flow hedge reserve to profit or loss	Line item affected in profit or loss because of the reclassification
Cash flow hedge	Foreign currencies translation risk and interest rate risk	22,043	(30)	Other net operating expense	25,049	Other net operating income
	Foreign currencies translation risk	672	—	Other net operating income	3,894	Other net operating income